Fair Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Assets:
Assets	$ 1,496
Liabilities:
Liabilities	239
Assets [Member]
Assets:
Cash equivalents	918
Assets [Member] | Fair Value, Measurements, Recurring [Member] | Diesel Forward Contracts [Member]
Assets:
Derivative instruments, net	4
Assets [Member] | Extractive Industries [Member] | Marketable Equity Securities [Member]
Assets:
Marketable securities	350
Assets [Member] | Other Industries [Member] | Marketable Equity Securities [Member]
Assets:
Marketable securities	17
Assets [Member] | Asset Backed Commercial Paper [Member] | Debt Securities [Member]
Assets:
Marketable securities	25
Assets [Member] | Auction Rate Securities [Member] | Debt Securities [Member]
Assets:
Marketable securities	5
Assets [Member] | Trade receivable from provisional copper and gold concentrate sales, net [Member]
Assets:
Trade receivable from provisional copper and gold concentrate sales, net	177
Liability [Member] | Holt Property Royalty [Member]
Liabilities:
Royalty	134
Liability [Member] | Boddington Contingent Consideration [Member]
Liabilities:
Contingent consideration	10
Liability [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange forward contracts [Member]
Liabilities:
Derivative instruments, net	95
Level 1 [Member]
Assets:
Assets	1,462
Level 1 [Member] | Assets [Member]
Assets:
Cash equivalents	918
Level 1 [Member] | Assets [Member] | Extractive Industries [Member] | Marketable Equity Securities [Member]
Assets:
Marketable securities	350
Level 1 [Member] | Assets [Member] | Other Industries [Member] | Marketable Equity Securities [Member]
Assets:
Marketable securities	17
Level 1 [Member] | Assets [Member] | Trade receivable from provisional copper and gold concentrate sales, net [Member]
Assets:
Trade receivable from provisional copper and gold concentrate sales, net	177
Level 2 [Member]
Assets:
Assets	4
Liabilities:
Liabilities	95
Level 2 [Member] | Assets [Member] | Fair Value, Measurements, Recurring [Member] | Diesel Forward Contracts [Member]
Assets:
Derivative instruments, net	4
Level 2 [Member] | Liability [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange forward contracts [Member]
Liabilities:
Derivative instruments, net	95
Level 3 [Member]
Assets:
Assets	30
Liabilities:
Liabilities	144
Fair Value Accounting (Textuals)
Assets measured at fair value hierarchy, percent	2.00%
Liabilities measured at fair value hierarchy, percent	60.00%
Level 3 [Member] | Assets [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Balance at end of period, assets	30
Changes in the Fair Value of the Company's Level 3 Financial Assets
Balance at beginning of period, assets	24
Revaluation	6
Settlements
Balance at end of period, assets	30
Level 3 [Member] | Assets [Member] | Asset Backed Commercial Paper [Member] | Debt Securities [Member]
Assets:
Marketable securities	25
Level 3 [Member] | Assets [Member] | Asset Backed Commercial Paper [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Assets:
Balance at end of period, assets	25
Changes in the Fair Value of the Company's Level 3 Financial Assets
Balance at beginning of period, assets	19
Revaluation	6
Settlements
Balance at end of period, assets	25
Level 3 [Member] | Assets [Member] | Asset Backed Commercial Paper [Member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Recoverability Rate	80.00%
Level 3 [Member] | Assets [Member] | Asset Backed Commercial Paper [Member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Recoverability Rate	90.00%
Level 3 [Member] | Assets [Member] | Auction Rate Securities [Member] | Debt Securities [Member]
Assets:
Marketable securities	5
Level 3 [Member] | Assets [Member] | Auction Rate Securities [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Assets:
Balance at end of period, assets	5
Changes in the Fair Value of the Company's Level 3 Financial Assets
Balance at beginning of period, assets	5
Settlements
Balance at end of period, assets	5
Level 3 [Member] | Assets [Member] | Auction Rate Securities [Member] | Weighted Average [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Recoverability Rate	58.00%
Level 3 [Member] | Liability [Member] | Holt Property Royalty [Member]
Liabilities:
Royalty	134
Level 3 [Member] | Liability [Member] | Boddington Contingent Consideration [Member]
Liabilities:
Contingent consideration	10
Level 3 [Member] | Liability [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Balance at end of period, liabilities	144
Changes in the Fair Value of the Company's Level 3 Financial Liabilities
Balance at beginning of period, liabilities	281
Revaluation	(106)
Settlements	(31)
Balance at end of period, liabilities	144
Level 3 [Member] | Liability [Member] | Fair Value, Measurements, Recurring [Member] | Holt Property Royalty [Member]
Liabilities:
Balance at end of period, liabilities	134
Changes in the Fair Value of the Company's Level 3 Financial Liabilities
Balance at beginning of period, liabilities	240
Revaluation	(88)
Settlements	(18)
Balance at end of period, liabilities	134
Level 3 [Member] | Liability [Member] | Fair Value, Measurements, Recurring [Member] | Boddington Contingent Consideration [Member]
Liabilities:
Balance at end of period, liabilities	10
Changes in the Fair Value of the Company's Level 3 Financial Liabilities
Balance at beginning of period, liabilities	41
Revaluation	(18)
Settlements	(13)
Balance at end of period, liabilities	10
Level 3 [Member] | Liability [Member] | Weighted Average [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Holt Property Royalty [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	5.00%
Fair Value Inputs Long Term Gold Price	1,300
Level 3 [Member] | Liability [Member] | Weighted Average [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Boddington Contingent Consideration [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	5.00%
Level 3 [Member] | Liability [Member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Holt Property Royalty [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Weighted Average Gold Production Scenarios	393,000
Level 3 [Member] | Liability [Member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Holt Property Royalty [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Weighted Average Gold Production Scenarios	1,180,000
Level 3 [Member] | Liability [Member] | Long Term Gold Price [Member] | Weighted Average [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Boddington Contingent Consideration [Member]

Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Gold Price	1,300
Level 3 [Member] | Liability [Member] | Long Term Copper Price [Member] | Weighted Average [Member] | Fair Value, Measurements, Recurring [Member] | Monte Carlo [Member] | Boddington Contingent Consideration [Member]

Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Copper Price	3
Level 3 [Member] | Property Plant And Mine Development [Member]
Assets:
Balance at end of period, assets	14,277
Changes in the Fair Value of the Company's Level 3 Financial Assets
Balance at end of period, assets	14,277
Level 3 [Member] | Property Plant And Mine Development [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	4.25%
Level 3 [Member] | Property Plant And Mine Development [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	5.00%
Level 3 [Member] | Property Plant And Mine Development [Member] | Long Term Gold Price [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Gold Price	1,300
Level 3 [Member] | Property Plant And Mine Development [Member] | Long Term Gold Price [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Gold Price	1,400
Level 3 [Member] | Property Plant And Mine Development [Member] | Long Term Copper Price [Member] | Weighted Average [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]

Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Copper Price	3.00
Level 3 [Member] | Property Plant And Mine Development [Member] | Long Term Exchange Rate [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Exchange Rate	0.920
Level 3 [Member] | Property Plant And Mine Development [Member] | Long Term Exchange Rate [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Exchange Rate	0.935
Level 3 [Member] | Goodwill And Intangible Assets [Member]
Assets:
Balance at end of period, assets	230
Changes in the Fair Value of the Company's Level 3 Financial Assets
Balance at end of period, assets	$ 230
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	3.75%
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs, Discount Rate	5.00%
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Long Term Gold Price [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Gold Price	1,300
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Long Term Gold Price [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Gold Price	1,400
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Long Term Copper Price [Member] | Weighted Average [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Copper Price	3.00
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Long Term Exchange Rate [Member] | Minimum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Exchange Rate	0.920
Level 3 [Member] | Goodwill And Intangible Assets [Member] | Long Term Exchange Rate [Member] | Maximum [Member] | Fair Value Measurements Nonrecurring [Member] | Discounted Cash Flow [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Long Term Exchange Rate	0.935